Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement
Revenues	$ 10,931,188	$ 7,425,707	$ 11,149,130
Cost of Goods Sold	6,022,192	4,229,215	6,356,452
Gross Profit	4,908,996	3,196,492	4,792,678
Expenses
Office and administration	2,278,467	2,243,413	2,074,623
Management compensation	720,003	720,923	670,269
Research	1,068,708	1,697,497	1,391,712
Marketing	409,256	353,010	365,193
Travel	111,235	64,419	52,497
Accounting and legal	518,543	271,613	312,213
Share-based expense	163,051	133,645	423,538
Consulting	318,846	325,024	265,507
Investor relations	84,000	84,000	84,000
Foreign exchange (gain) loss	55,231	(78,428)	(11,254)
Amortization	399,652	437,865	140,178
Bad debts	0	2,000	(0)
Total Expenses	6,126,992	6,254,981	5,768,476
Loss Before the Following:	(1,217,996)	(3,058,489)	(975,798)
Interest income	0	0	30,966
Gain on repurchase of RSUs	45,806	0	0
Gain on revaluation of derivative warrant liability	263,446	658,626	(0)
Gain (loss) on sale of property, plant, and equipment	(20,602)	8,389	(0)
Write-off of inventory	(260,040)	(117,403)	(114,066)
Unit issuance costs	0	(77,051)	0
Loss Before Taxes:	(1,189,386)	(2,585,928)	(1,058,898)
Income Tax Expense
Current	166,031	172,639	248,992
Net Loss and Comprehensive Loss for the Year	$ (1,355,417)	$ (2,758,567)	$ (1,307,890)
Basic Loss Per Share (in dollar per share)	$ (0.02)	$ (0.05)	$ (0.03)
Diluted Loss Per Share (in dollar per share)	$ (0.02)	$ (0.05)	$ (0.03)
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	54,320,086	53,082,689	47,170,086
Diluted (in shares)	54,320,086	53,082,689	47,170,086